Subsequent Events - Proposed Acreage Transaction - Additional Information (Details)	Apr. 18, 2019 CAD ($) shares Warrant $ / shares	Mar. 31, 2019 CAD ($)
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Total consideration | $		$ 1,602,076,000
Acreage Holdings Inc | Major Business Combination
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of final warrants replaced by tranches of warrants | Warrant	2
Maximum credit on aggregate exercise price of Tranche B and C warrants | $	$ 1,583,000
Percentage of shares of common stock issuable	25.00%
Percentage Of implied enterprise value of Acreage	25.00%
Acreage Holdings Inc | Major Business Combination | Minimum
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of common shares issued	27,378,866
Acreage Holdings Inc | Major Business Combination | Tranche B Warrants [member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of warrants shares	38,500,000
Number of common shares issued	38,500,000
Fixed price per share | $ / shares	$ 76.68
Acreage Holdings Inc | Major Business Combination | Tranche C Warrants [member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of warrants shares	12,800,000
Number of common shares issued	12,800,000
Acreage Holdings Inc | Major Business Combination | New Warrants
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Extension of expiration date	Nov. 01, 2023
Acreage Holdings Inc | Major Business Combination | Final Warrants
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Extension of expiration date	Nov. 01, 2026
Constellation [member] | Major Business Combination | Tranche B Warrants [member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of warrants decrease expected for each share repurchased | Warrant	1
Constellation [member] | Major Business Combination | Tranche B Warrants [member] | Maximum
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of instruments acquired	20,000,000
Arrangement Agreement | Acreage Holdings Inc | Major Business Combination
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Percentage of voting equity interests acquired	100.00%
Arrangement Agreement | Acreage Holdings Inc | Major Business Combination | Acreage Subordinated Voting Shares | Acreage Holdings Inc
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Total consideration | $	$ 300,000,000
Share issue price | $ / shares	$ 2.55
Share exchange ratio	58.18%
Total consideration payable | $	$ 3,400,000,000
Arrangement Agreement | Acreage Holdings Inc | Major Business Combination | Canopy Shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Description of price per share	30-day volume